Note 7 - Pension, Post-Retirement and Post-Employment Plans (Details) - Components of Net Periodic Pension and Postretirement Benefit Costs (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Pension and SERP Benefits [Member] | Domestic [Member]
Net periodic cost (benefit):
Service cost		$ 1,078		$ 2,156
Interest cost on the projected benefit obligation	1,728	1,565	3,456	3,130
Expected return on plan assets	(2,433)	(2,005)	(4,866)	(4,010)
Amortization of prior service cost		23		46
Amortization of net loss		505		1,010
Net periodic (benefit) cost	(705)	1,166	(1,410)	2,332
Pension and SERP Benefits [Member] | Foreign [Member]
Net periodic cost (benefit):
Service cost	211	174	419	348
Interest cost on the projected benefit obligation	768	768	1,523	1,536
Expected return on plan assets	(913)	(1,283)	(1,811)	(2,566)
Amortization of net loss		135		270
Net periodic (benefit) cost	66	(206)	131	(412)
Other Postretirement Benefit Plan [Member] | Domestic [Member]
Net periodic cost (benefit):
Service cost	14	18	28	36
Interest cost on the projected benefit obligation	83	73	166	146
Amortization of prior service cost		(35)		(70)
Net periodic (benefit) cost	97	56	194	112
Other Postretirement Benefit Plan [Member] | Foreign [Member]
Net periodic cost (benefit):
Service cost	7	11	14	22
Interest cost on the projected benefit obligation	8	10	16	20
Amortization of prior service cost		7		14
Net periodic (benefit) cost	$ 15	$ 28	$ 30	$ 56